File No. 333-114788
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933



                                                                  April 15, 2009


     Supplement to the December 1, 2008 Class A, Class B and Class C Shares
                  Prospectus and Class Y Shares Prospectus for
                    Pioneer Ibbotson Asset Allocation Series

                  Pioneer Ibbotson Conservative Allocation Fund
                    Pioneer Ibbotson Moderate Allocation Fund
                     Pioneer Ibbotson Growth Allocation Fund
                   Pioneer Ibbotson Aggressive Allocation Fund


As of the date of this supplement, the portfolios may invest in the following additional underlying funds within the following ranges.


                                                                                    Percentage
                                                                                      of Fund
Fund Name                                                                            Holdings
-------------------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund                                                        0-30%
Pioneer Disciplined Value Fund                                                         0-30%
Pioneer Global Equity Fund                                                             0-30%
Pioneer International Value Fund                                                       0-30%
Pioneer Oak Ridge All-Cap Growth Fund                                                  0-30%
Pioneer Fundamental Growth Fund                                                        0-30%
Pioneer Global Aggregate Bond Fund*                                                    0-30%
Pioneer Treasury Reserves Fund*                                                             0-30%

   * The percentage of fund holdings for Ibbotson Aggressive Allocation Fund is 0-15%.

The following underlying funds are added to Appendix A "Information about the underlying funds."


Pioneer Disciplined Growth Fund

Investment Objective
Long-term capital growth.

Principle Investment Strategies
The fund invests primarily in equity securities of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as such as exchange-traded funds (ETFs) that invest primarily in equity securities, preferred stocks, depositary receipts, rights, equity interests in real estate investment trusts (REITs) and warrants.

Pioneer Investment Management, Inc., the fund's investment adviser, uses a valuation-conscious approach to select the fund's investments based upon the recommendations of Pioneer's research teams. Pioneer's research teams support the portfolio management teams that manage various Pioneer equity funds and provide recommendations for a universe of issuers that are publicly traded in the U.S. and abroad. The fund seeks to benefit from this research effort by selecting securities that are highly ranked by the teams and selling at attractive prices. The fund may invest in issuers of any market capitalization.

The research teams use a two-step process in selecting securities that combines fundamental and quantitative research. First, the teams assess whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for growth and attractive valuations. Second, the teams employ a quantitative, growth-oriented approach to construct the fund's portfolio, emphasizing those securities believed to have attractive prospects for earnings and revenue growth. A security may be sold if its ranking by the research team is reduced or the security price reaches a reasonable valuation.

As part of its initial assessment, Pioneer's research teams evaluate a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, the teams employ a disciplined stock valuation approach combined with fundamental research, and an evaluation of the issuer based on its financial statements and operations. The research teams focus on the quality and price of individual issuers, not on economic sector or market-timing strategies. The fund's portfolio includes securities from a broad range of market sectors that have received favorable rankings from the research teams. Factors for selecting investments include:
o        Favorable expected returns relative to perceived risk
o        Above average potential for earnings and revenue growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale

Investment Adviser
Pioneer

Pioneer Disciplined Value Fund

Investment Objective
Long-term capital growth.

Principle Investment Strategies
The fund invests primarily in equity securities of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as such as exchange-traded funds (ETFs) that invest primarily in equity securities, preferred stocks, depositary receipts, rights, equity interests in real estate investment trusts (REITs) and warrants.

Pioneer Investment Management, Inc., the fund's investment adviser, uses a valuation-conscious approach to select the fund's investments based upon the recommendations of Pioneer's research teams. Pioneer's research teams support the portfolio management teams that manage various Pioneer equity funds and provide recommendations for a universe of issuers that are publicly traded in the U.S. and abroad. The fund seeks to benefit from this research effort by selecting securities that are highly ranked by the teams and selling at attractive prices. The fund may invest in issuers of any market capitalization.

The research teams use a two-step process in selecting securities that combines fundamental and quantitative research. First, the teams assess whether a company's fundamentals - financial condition, management, and position in its industry - indicate strong prospects for growth and attractive valuations. Second, the teams employ a quantitative, value-oriented approach to construct the fund's portfolio, emphasizing those securities believed to be selling at reasonable prices versus underlying values. A security may be sold if its ranking by the research team is reduced or the security price reaches a reasonable valuation.

As part of the initial assessment, Pioneer's research teams evaluate a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, the teams employ a disciplined stock valuation approach combined with fundamental research, and an evaluation of the issuer based on its financial statements and operations. The research teams focus on the quality and price of individual issuers, not on economic sector or market-timing strategies. The fund's portfolio includes securities from a broad range of market sectors that have received favorable rankings from the research teams. Factors for selecting investments include:
o Favorable expected returns relative to perceived risk
o Above average potential for earnings and revenue growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale

Investment Adviser
Pioneer


Pioneer Global Equity Fund

Investment Objective
Long-term capital growth.

Principle Investment Strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers located throughout the world. The fund's principal focus is on companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund may invest in both developed and emerging markets. Normally, the fund invests at least 40% of its net assets in issuers located outside of the United States. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies.

For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

The fund may invest up to 20% of its total assets in debt securities, cash and cash equivalents. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective of long-term capital growth or for greater liquidity.

The fund uses a "growth at a reasonable price" style of management. The fund seeks to invest in issuers with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser, employs fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and securities, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
o Market leadership in a company's primary products or services
o Favorable expected returns relative to perceived risk
o Above average potential for earnings and revenue growth
o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry
o Low market valuations relative to earnings forecast, book value, cash flow and sales

Investment Adviser
Pioneer


Pioneer International Value Fund

Investment Objective
Long-term capital growth.

Principal Investment Strategies
Normally, the fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the fund's assets will be invested in securities of companies domiciled in at least three different foreign countries. Generally, the fund's investments in any country are limited to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in country-regionJapan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound and the euro. Investment of a substantial portion of the fund's assets in such countries or currencies will subject the fund to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

The fund may invest without limitation in securities of issuers located in countries with emerging economies or securities markets, but will not invest more than 25% of its total assets in securities of issuers located in any one such country.

For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred shares. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

Investment Adviser
Pioneer


Pioneer Oak Ridge All-Cap Growth Fund

Investment Objective
Capital appreciation.

Principle Investment Strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any market capitalization. The fund may invest a significant portion of its assets in medium- and large-capitalization growth stocks. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights and equity investments in real estate investment trusts (REITs).

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth. Pioneer, the fund's investment adviser, has engaged Oak Ridge Investments, LLC to act as the fund's subadviser under Pioneer's supervision.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:

o  Research
The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community. The subadviser seeks to supplement this analysis with information derived from business and trade publications, filings with the Securities and Exchange Commission, corporate contacts, industry conferences and discussions with company management.

o Fundamentals
Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess relating to, among other things, (i) growth of sales and earnings, (ii) earnings power, trends and predictability, (iii) quality of management, (iv) competitive position of products and/or services, (v) fundamentals of the industry in which the company operates and (vi) the ability to benefit from economic and political trends affecting the company.

o Valuation
Finally, the subadviser values companies by considering price-to-sales ratios and price-to-earnings ratios within a peer group.

From this process, the subadviser constructs a list of securities for the fund to purchase.

The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals (as detailed above) and better relative value in other securities.

Investment Adviser
Pioneer


Pioneer Fundamental Growth Fund

Investment Objective
Long-term capital growth.

Principle Investment Strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large companies, that is, companies similar in size to issuers included in the Russell 1000 Growth Index. The Russell 1000 Growth Index is a large capitalization index that measures the performance of those companies in the Russell 1000 Index with higher price-tobook ratios and higher forecasted growth values. On June 30, 2008, the index had a median market capitalization of approximately $5 billion. The size of the companies in the index may change dramatically as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities of U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities including below investment grade convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective of long-term capital growth, to diversify the fund's portfolio or for greater liquidity.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund uses a "growth" style of management and seeks to invest in securities of issuers with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the fund's investment adviser, employs quantitative analysis, fundamental research, an evaluation of the issuer based on its financial statements and operations, utilizing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and securities, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

o Companies with experienced management teams, strong market positions and the potential to support above average earnings growth
o A sustainable competitive advantage such as brand name, customer base, proprietary technology or economies of scale
o Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Investment Adviser
Pioneer


Pioneer Global Aggregate Bond Fund

Investment Objective
To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.

Principle Investment Strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located throughout the world. The fund invests primarily in debt securities of U.S. and non-U.S. issuers that are rated investment grade or, if unrated, are of equivalent credit quality as determined by Pioneer Investment Management, Inc. (Pioneer), the fund's investment adviser. Normally, the fund invests at least 40% of its net assets in issuers located outside of the United States. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets.

The fund's portfolio consists of securities of corporate or government issuers located in at least three countries, one of which may be the United States. The fund may purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

In addition, the fund may invest up to 20% of its net assets in debt securities rated below investment grade (known as "junk bonds") or, if unrated, are of equivalent credit quality as determined by Pioneer.

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features. The fund may invest in securities with a broad range of maturities and maintain an average portfolio maturity, which varies, based upon the judgment of Pioneer.

The fund's investments may include instruments that allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying principal until maturity or to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The fund may invest a substantial portion of its assets in mortgage-related securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage related derivative securities such as collateralized mortgage obligations
(CMOs).

Pioneer considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, global monetary policy and currency exchange rates. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research.

Investment Adviser
Pioneer


Pioneer Treasury Reserves Fund

Investment Objective
Current income, preservation of capital and liquidity through investments in high-quality short-term securities.

Principle Investment Strategies
The fund is a money market fund. The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities. Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and bonds, and repurchase agreements with respect to these securities. U.S. Treasury securities are direct obligations of the U.S. government.

In addition, the fund may invest up to 20% of its net assets in obligations issued by agencies and instrumentalities of the U.S. government, repurchase agreements with respect to these securities and other eligible money market securities.

The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 90 days or less.

In selecting the fund's portfolio, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs fundamental research and evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

Investment Adviser
Pioneer

                                                                   23077-00-0409
                                        (C) 2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SPIC